SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT
14.	SUBSEQUENT EVENTS

On July 26, 2017, the Company closed a brokered private placement (the “July 2017 Private Placement”) of units (the “Units”) of the Company. Under the July 2017 Private Placement, a total of 2,962,500 Units were issued at C$0.65 per Unit, for total gross proceeds to the Company of approximately C$1,926. Each Unit issued pursuant to the July 2017 Private Placement consists of one Common Share and Warrant. Each Warrant entitles the holder thereof to purchase one additional Common Share at a price of C$0.79 until July 26, 2021.

The July 2017 Private Placement was led by Mackie Research Capital Corporation (the “Agent”). The Company paid the Agent an aggregate cash commission of approximately C$125, equal to six and a half per cent (6.5%) of the gross proceeds raised under the July 2017 Private Placement. The Company also issued to the Agent 192,562 broker warrants (the “Broker Warrants”), equal to six and a half per cent (6.5%) of the Units sold pursuant to the July 2017 Private Placement. Each Broker Warrant entitles the holder thereof to purchase one Common Share at a price of C$0.79 until July 26, 2021.

Proceeds of the Private Placement will be used for general working capital purposes and to continue to advance the Company’s Elk Creek Superalloy Materials Project.

On August 10, 2017, Lind provided notice to the Company of its election to advance an additional $1.0 million in funding under the Initial Convertible Security pursuant to its right under the Lind Agreement (the “Convertible Security Increase”). As a result, upon payment of the additional $1.0 million in funding by Lind to the Company, the face amount of the Initial Convertible Security will be increased by $1.2 million ($1.0 million in additional funding and $200,000 in implied interest amount).  On August 15, 2017, in connection with the Convertible Security Increase, the Company issued 260,483 Common Share purchase warrants of the Company to Lind, with each Common Share purchase warrant entitling the holder to acquire one Common Share at a price of C$0.73 per share until August 15, 2020.